Schedule of Warrant Liability Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities	$ 236
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Warrant liabilities issued	2,208
Change in fair value of warrant liabilities	236
Reclassification of warrants liabilities to equity	(2,444)
Ending balance